Income Taxes (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax benefit
Balance at January 1	$ 454	$ 350	$ 335
Additions for tax positions of the current year	159	160	15
Additions for tax positions of the prior years	281	0	0
Settlement with the taxing authority	(103)	0	0
Lapse of statute of limitations	(35)	(56)	0
Balance at December 31	$ 756	$ 454	$ 350